Stock-Based Compensation (Components Of Stock-Based Compensation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 36.3	$ 33.8	$ 35.3
Settled with Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	24.1	24.0	23.8
Employee contributions for above stock plans	12.2	9.8	11.5
Total stock-based compensation	36.3	33.8	35.3
Recognized tax benefits on stock-based compensation expense	9.2	9.1	9.0
Settled with Stock | Amortization ff the grant date fair value of stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.6	4.4	4.8
Settled with Stock | Stock-based retirement plans contributions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6.5	6.6	5.0
Settled with Stock | Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.5	1.2	1.1
Settled with Stock | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.1	1.2	1.5
Settled with Stock | Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.9	0.9	0.9
Settled with Stock | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6.4	6.5	7.0
Settled with Stock | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4.2	2.2	2.4
Settled with Stock | PGI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.6	0	0
Settled with Stock | Other, primarily non-employee directors restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.3	1.0	1.1
Settled with Stock | Cash Payments in Lieu of Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0
Settled with Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	3.7	6.4	3.0
Settled with Cash | Amortization ff the grant date fair value of stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0
Settled with Cash | Stock-based retirement plans contributions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.2	1.0	0.8
Settled with Cash | Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0
Settled with Cash | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0
Settled with Cash | Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0
Settled with Cash | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.1	5.1	1.9
Settled with Cash | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0
Settled with Cash | PGI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.6	0	0
Settled with Cash | Other, primarily non-employee directors restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	0
Settled with Cash | Cash Payments in Lieu of Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 0.8	$ 0.3	$ 0.3